VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 64.4%
		Communication Services: 4.6%
21,764	(1)	Charter Communications, Inc.	$7,783,024	0.8
252,185		Comcast Corp. – Class A	9,560,333	0.9
39,683	(1)	Meta Platforms, Inc.	8,410,415	0.8
85,127	(1)	T-Mobile US, Inc.	12,329,795	1.2
97,312	(1)	Walt Disney Co.	9,743,851	0.9
			47,827,418	4.6

		Consumer Discretionary: 5.0%
88,536	(1)	Amazon.com, Inc.	9,144,883	0.9
2,557	(1)	Booking Holdings, Inc.	6,782,212	0.7
431,923		General Motors Co.	15,842,936	1.5
153,437	(1)	Las Vegas Sands Corp.	8,814,956	0.8
141,692		TJX Cos., Inc.	11,102,985	1.1
			51,687,972	5.0

		Consumer Staples: 4.0%
213,746		Diageo PLC	9,539,363	0.9
126,865		Kraft Heinz Co.	4,905,870	0.5
122,421		Philip Morris International, Inc.	11,905,442	1.1
107,696		Sysco Corp.	8,317,362	0.8
204,709	(1)	US Foods Holding Corp.	7,561,950	0.7
			42,229,987	4.0

		Energy: 6.8%
65,874		Chevron Corp.	10,748,002	1.0
202,110		ConocoPhillips	20,051,333	1.9
132,893		Devon Energy Corp.	6,725,715	0.7
158,181		Exxon Mobil Corp.	17,346,128	1.7
64,885		Phillips 66	6,578,041	0.6
44,013		Pioneer Natural Resources Co.	8,989,215	0.9
			70,438,434	6.8

		Financials: 13.5%
47,194		American Express Co.	7,784,650	0.7
285,724		American International Group, Inc.	14,389,061	1.4
576,855		Bank of America Corp.	16,498,053	1.6
124,671		Charles Schwab Corp.	6,530,267	0.6
330,411		Citizens Financial Group, Inc.	10,034,582	1.0
73,602	(1)	Fiserv, Inc.	8,319,234	0.8
35,033		Goldman Sachs Group, Inc.	11,459,644	1.1
170,398		KKR & Co., Inc.	8,949,303	0.9
109,876		Morgan Stanley	9,647,113	0.9
100,289	(1)	PayPal Holdings, Inc.	7,615,947	0.7
52,119		PNC Financial Services Group, Inc.	6,624,325	0.6
619,205		Wells Fargo & Co.	23,145,883	2.2
44,573		Willis Towers Watson PLC	10,357,874	1.0
			141,355,936	13.5

		Health Care: 11.8%
194,281		Bristol-Myers Squibb Co.	13,465,616	1.3
106,794	(1)	Centene Corp.	6,750,449	0.6
40,729		Cigna Corp.	10,407,481	1.0
73,569		CVS Health Corp.	5,466,912	0.5
10,370		Elevance Health, Inc.	4,768,230	0.5
63,732	(1)	GE HealthCare Technologies, Inc.	5,227,936	0.5
282,837		GSK PLC	4,997,512	0.5
88,383		Johnson & Johnson	13,699,365	1.3
14,301		McKesson Corp.	5,091,871	0.5
136,420		Medtronic PLC	10,998,181	1.1
139,751		Merck & Co., Inc.	14,868,109	1.4
137,106		Sanofi	14,873,147	1.4
45,061		Universal Health Services, Inc.	5,727,253	0.6
50,931		Zimmer Biomet Holdings, Inc.	6,580,285	0.6
			122,922,347	11.8

		Industrials: 7.8%
346,278		CSX Corp.	10,367,563	1.0
74,038		Emerson Electric Co.	6,451,671	0.6
83,749		Ferguson PLC	11,201,429	1.1
220,892		Johnson Controls International plc	13,302,116	1.3
47,300		Parker Hannifin Corp.	15,898,003	1.5
110,374		Raytheon Technologies Corp.	10,808,926	1.0
67,592		Stanley Black & Decker, Inc.	5,446,564	0.5
114,702		Textron, Inc.	8,101,402	0.8
			81,577,674	7.8

		Information Technology: 7.2%
247,151		Cisco Systems, Inc.	12,919,819	1.2
137,586		Cognizant Technology Solutions Corp.	8,383,115	0.8
181,043		Intel Corp.	5,914,675	0.6
15,767		Lam Research Corp.	8,358,402	0.8
80,095		Micron Technology, Inc.	4,832,932	0.5
40,036		NXP Semiconductor NV - NXPI - US	7,465,713	0.7
59,188		Qualcomm, Inc.	7,551,205	0.7
33,549	(1)	Salesforce, Inc.	6,702,419	0.6
65,626	(1)	Splunk, Inc.	6,292,221	0.6
51,272		TE Connectivity Ltd.	6,724,323	0.7
			75,144,824	7.2

		Materials: 1.3%
330,726		Barrick Gold Corp.	6,141,582	0.6
120,101		Corteva, Inc.	7,243,291	0.7
			13,384,873	1.3

		Real Estate: 1.5%
212,692	(1)	CBRE Group, Inc.	15,486,104	1.5

		Utilities: 0.9%
63,964		American Electric Power Co., Inc.	5,820,085	0.5
94,888		Exelon Corp.	3,974,858	0.4
			9,794,943	0.9

	Total Common Stock
	(Cost $581,118,268)		671,850,512	64.4

PREFERRED STOCK: 1.0%
		Energy: 0.6%
140,612	(1),(2)	El Paso Energy Capital Trust I	6,463,934	0.6

		Financials: 0.4%
75,900	(1)	AMG Capital Trust II	3,738,075	0.4

	Total Preferred Stock
	(Cost $10,747,296)		10,202,009	1.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 12.0%
		Basic Materials: 0.1%
195,000		International Paper Co., 6.000%, 11/15/2041	203,286	0.0
441,000	(3)	LYB Finance Co. BV, 8.100%, 03/15/2027	487,163	0.1
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	169,151	0.0
211,000		Sherwin-Williams Co/The, 4.500%, 06/01/2047	186,327	0.0
			1,045,927	0.1

		Communications: 1.3%
1,602,000		Amazon.com, Inc., 2.875%, 05/12/2041	1,263,069	0.1
455,000		America Movil SAB de CV, 4.375%, 07/16/2042	408,330	0.0
125,000		AT&T, Inc., 3.500%, 09/15/2053	90,912	0.0
334,000		AT&T, Inc., 3.550%, 09/15/2055	240,171	0.0
533,000		AT&T, Inc., 4.300%, 02/15/2030	518,106	0.1
559,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	553,647	0.1
171,000		Comcast Corp., 2.887%, 11/01/2051	116,889	0.0
283,000		Comcast Corp., 2.937%, 11/01/2056	188,708	0.0
1,119,000		Comcast Corp., 3.150%, 03/01/2026	1,085,695	0.1
910,000		Comcast Corp., 3.900%, 03/01/2038	815,800	0.1
1,055,000		Comcast Corp., 4.150%, 10/15/2028	1,044,151	0.1
188,000	(3)	Cox Communications, Inc., 2.950%, 10/01/2050	120,788	0.0
373,000		Discovery Communications LLC, 4.900%, 03/11/2026	370,386	0.0
559,000		Omnicom Group, Inc. / Omnicom Capital, Inc., 3.600%, 04/15/2026	542,876	0.1
373,000		Paramount Global, 4.000%, 01/15/2026	360,931	0.0
910,000		Rogers Communications, Inc., 4.300%, 02/15/2048	728,852	0.1
415,000	(4)	Rogers Communications, Inc., 4.500%, 03/15/2043	351,206	0.0
390,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	341,861	0.0
860,000		Telefonica Emisiones SAU, 5.213%, 03/08/2047	753,354	0.1
1,025,000		T-Mobile USA, Inc., 2.700%, 03/15/2032	864,028	0.1
714,000		T-Mobile USA, Inc., 3.400%, 10/15/2052	514,776	0.1
373,000		TWDC Enterprises 18 Corp., 3.000%, 02/13/2026	360,712	0.0
1,305,000		Verizon Communications, Inc., 3.376%, 02/15/2025	1,278,862	0.1
539,000		Verizon Communications, Inc., 3.400%, 03/22/2041	429,059	0.1
			13,343,169	1.3

		Consumer, Cyclical: 0.9%
434,677		American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 04/01/2028	398,696	0.0
1,705,000		Dollar General Corp., 4.250%, 09/20/2024	1,685,342	0.2
563,000		General Motors Co., 6.600%, 04/01/2036	580,287	0.1
713,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	713,750	0.1
546,000		Honda Motor Co. Ltd., 2.967%, 03/10/2032	490,455	0.0
473,000		Lowe's Cos, Inc., 4.250%, 04/01/2052	388,620	0.0
740,000		Starbucks Corp., 3.550%, 08/15/2029	705,101	0.1
212,969		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	208,722	0.0
513,822		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/2028	481,686	0.0
470,599		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	423,047	0.0
737,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/2034	670,756	0.1
1,640,000	(3)	Warnermedia Holdings, Inc., 3.788%, 03/15/2025	1,588,965	0.1
796,000	(3)	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	666,521	0.1
989,000	(3)	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	802,421	0.1
			9,804,369	0.9

		Consumer, Non-cyclical: 1.6%
1,299,000		AbbVie, Inc., 4.050%, 11/21/2039	1,162,006	0.1
1,137,000		AbbVie, Inc., 4.500%, 05/14/2035	1,102,785	0.1
185,000		AbbVie, Inc., 4.850%, 06/15/2044	177,329	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

1,273,000		Altria Group, Inc., 5.800%, 02/14/2039	1,244,733	0.1
1,475,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	1,469,789	0.2
216,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	211,365	0.0
498,000	(3)	Bayer US Finance II LLC, 4.375%, 12/15/2028	481,724	0.1
218,000		Becton Dickinson & Co., 4.875%, 05/15/2044	197,042	0.0
654,000		Bristol-Myers Squibb Co., 4.125%, 06/15/2039	609,748	0.1
107,000		Cigna Corp., 4.800%, 08/15/2038	103,768	0.0
620,000		CVS Health Corp., 3.375%, 08/12/2024	607,821	0.1
333,797		CVS Pass-Through Trust, 6.036%, 12/10/2028	340,850	0.0
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	94,439	0.0
300,000		Haleon US Capital LLC, 4.000%, 03/24/2052	249,406	0.0
1,232,000	(3)	Heineken NV, 3.500%, 01/29/2028	1,189,868	0.1
2,395,000		Humana, Inc., 0.650%, 08/03/2023	2,361,346	0.2
240,000		Ingredion, Inc., 6.625%, 04/15/2037	238,826	0.0
619,000	(3)	Kenvue, Inc., 5.050%, 03/22/2053	638,471	0.1
423,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	377,910	0.0
92,000		Mead Johnson Nutrition Co., 4.125%, 11/15/2025	90,906	0.0
413,000		Medtronic, Inc., 4.375%, 03/15/2035	407,502	0.0
513,000		Molson Coors Beverage Co., 4.200%, 07/15/2046	420,062	0.1
275,000	(4)	Philip Morris International, Inc., 3.600%, 11/15/2023	272,038	0.0
820,000		Philip Morris International, Inc., 4.875%, 11/15/2043	745,369	0.1
1,930,000		Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	1,832,594	0.2
155,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	132,079	0.0
79,000		Zoetis, Inc., 4.700%, 02/01/2043	73,861	0.0
			16,833,637	1.6

		Energy: 1.2%
927,000		BP Capital Markets America, Inc., 2.939%, 06/04/2051	644,101	0.1
612,000	(3)	Cameron LNG LLC, 3.701%, 01/15/2039	513,884	0.0
978,000		Chevron Corp., 2.954%, 05/16/2026	942,290	0.1
392,000		ConocoPhillips Co., 4.150%, 11/15/2034	357,779	0.0
387,000		Enbridge, Inc., 5.969%, 03/08/2026	388,196	0.0
182,000		Energy Transfer L.P., 4.200%, 09/15/2023	181,361	0.0
570,000		Energy Transfer L.P., 4.900%, 03/15/2035	533,068	0.0
723,000		Energy Transfer L.P., 5.000%, 05/15/2050	618,228	0.1
835,000		Energy Transfer L.P., 5.300%, 04/01/2044	740,306	0.1
833,000		Enterprise Products Operating LLC, 4.250%, 02/15/2048	710,660	0.1
564,000		Exxon Mobil Corp., 2.709%, 03/06/2025	547,867	0.1
1,128,000		Exxon Mobil Corp., 3.043%, 03/01/2026	1,095,477	0.1
902,000		Kinder Morgan, Inc., 4.300%, 06/01/2025	888,823	0.1
700,000		Kinder Morgan, Inc., 5.300%, 12/01/2034	687,773	0.1
973,000		MPLX L.P., 4.500%, 04/15/2038	865,738	0.1
1,128,000		Shell International Finance BV, 3.250%, 05/11/2025	1,103,062	0.1
858,000		Spectra Energy Partners L.P., 4.500%, 03/15/2045	722,911	0.1
215,000		Texas Eastern Transmission L.P., 7.000%, 07/15/2032	246,712	0.0
507,000		Valero Energy Corp., 4.000%, 06/01/2052	392,222	0.0
499,000		Williams Cos, Inc./The, 5.400%, 03/02/2026	508,664	0.0
			12,689,122	1.2

		Financial: 4.4%
391,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.850%, 10/29/2041	300,006	0.0
231,000		Air Lease Corp., 3.000%, 09/15/2023	228,014	0.0
1,870,000		Air Lease Corp., 4.250%, 09/15/2024	1,831,891	0.2
885,000		Aircastle Ltd., 4.400%, 09/25/2023	869,375	0.1
410,000		Allstate Corp./The, 3.280%, 12/15/2026	389,484	0.0
393,000		American Equity Investment Life Holding Co., 5.000%, 06/15/2027	393,398	0.0
2,380,000		American Express Co., 3.375%, 05/03/2024	2,333,973	0.2
543,000		American Express Co., 3.625%, 12/05/2024	529,588	0.0
831,000		American Tower Corp., 1.600%, 04/15/2026	751,952	0.1
440,000	(3)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	431,229	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

285,000	(3)	Athene Global Funding, 2.750%, 06/25/2024	274,918	0.0
1,095,000	(3)	Aviation Capital Group LLC, 4.875%, 10/01/2025	1,058,501	0.1
834,000	(5)	Bank of America Corp., 2.572%, 10/20/2032	682,218	0.1
720,000		Bank of America Corp., 3.248%, 10/21/2027	678,911	0.1
725,000	(3)	BBVA Bancomer SA/Texas, 4.375%, 04/10/2024	716,880	0.1
1,760,000		Brighthouse Financial, Inc., 3.850%, 12/22/2051	1,142,462	0.1
765,000		Brookfield Corp., 4.000%, 01/15/2025	751,518	0.1
630,000	(5)	Citigroup, Inc., 3.668%, 07/24/2028	597,317	0.1
1,930,000		Citigroup, Inc., 4.000%, 08/05/2024	1,897,720	0.2
520,000		Citigroup, Inc., 4.750%, 05/18/2046	461,224	0.0
260,000		Citigroup, Inc., 5.300%, 05/06/2044	247,875	0.0
560,000		Citigroup, Inc., 6.675%, 09/13/2043	626,072	0.1
1,348,000		Crown Castle, Inc., 2.500%, 07/15/2031	1,133,681	0.1
60,000		Crown Castle, Inc., 4.750%, 05/15/2047	52,727	0.0
1,013,000		CubeSmart L.P., 2.500%, 02/15/2032	814,229	0.1
2,088,000	(3)	Delaware Life Global Funding, 2.662%, 06/29/2026	1,918,587	0.2
2,275,000		EPR Properties, 4.750%, 12/15/2026	1,984,922	0.2
346,000		Extra Space Storage L.P., 5.700%, 04/01/2028	348,588	0.0
820,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	796,375	0.1
307,000	(5)	Goldman Sachs Group, Inc./The, 2.908%, 07/21/2042	220,189	0.0
755,000	(3)	Guardian Life Global Funding, 2.900%, 05/06/2024	736,931	0.1
1,790,000	(5)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,694,845	0.2
620,000	(3)	Jackson National Life Global Funding, 3.250%, 01/30/2024	608,151	0.1
550,000		JPMorgan Chase & Co., 3.200%, 06/15/2026	527,513	0.0
1,270,000	(5)	JPMorgan Chase & Co., 3.509%, 01/23/2029	1,189,393	0.1
1,270,000	(5)	JPMorgan Chase & Co., 3.897%, 01/23/2049	1,043,454	0.1
675,000	(5)	JPMorgan Chase & Co., 4.260%, 02/22/2048	588,300	0.1
1,210,000		Kimco Realty OP LLC, 3.200%, 04/01/2032	1,018,876	0.1
443,000	(3)	KKR Group Finance Co. III LLC, 5.125%, 06/01/2044	391,276	0.0
1,059,000	(3)	KKR Group Finance Co. XII LLC, 4.850%, 05/17/2032	1,020,805	0.1
950,000	(3)	Liberty Mutual Group, Inc., 3.950%, 05/15/2060	664,489	0.1
587,000		Lifestorage L.P./CA, 3.500%, 07/01/2026	557,436	0.1
285,000		Markel Corp., 5.000%, 03/30/2043	255,960	0.0
525,000		Markel Corp., 5.000%, 05/20/2049	483,643	0.0
2,360,000	(3)	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/2024	2,336,316	0.2
1,040,000		Morgan Stanley, 4.000%, 07/23/2025	1,018,665	0.1
1,000,000	(3)	Nationwide Financial Services, Inc., 5.300%, 11/18/2044	913,039	0.1
590,000		PartnerRe Finance B LLC, 3.700%, 07/02/2029	551,662	0.1
755,000		PNC Financial Services Group, Inc./The, 3.450%, 04/23/2029	703,181	0.1
200,000		Regency Centers L.P., 2.950%, 09/15/2029	173,412	0.0
300,000		Regency Centers L.P., 4.650%, 03/15/2049	257,387	0.0
259,000		Reinsurance Group of America, Inc., 4.700%, 09/15/2023	258,329	0.0
805,000	(3)	Societe Generale SA, 5.000%, 01/17/2024	783,361	0.1
670,000		Synchrony Financial, 3.950%, 12/01/2027	568,339	0.1
445,000		Travelers Cos, Inc., 4.600%, 08/01/2043	416,346	0.0
585,000	(3)	UBS Group AG, 4.125%, 04/15/2026	556,564	0.1
410,000		US Bancorp, 3.100%, 04/27/2026	381,300	0.0
965,000		Wells Fargo & Co., 3.550%, 09/29/2025	928,551	0.1
470,000		Wells Fargo & Co., 4.100%, 06/03/2026	455,269	0.0
300,000		Wells Fargo & Co., 4.650%, 11/04/2044	259,271	0.0
315,000		Willis North America, Inc., 3.600%, 05/15/2024	310,521	0.0
			46,116,409	4.4

		Industrial: 0.9%
970,000		Avnet, Inc., 4.625%, 04/15/2026	959,144	0.1
1,585,000		Boeing Co/The, 5.805%, 05/01/2050	1,597,768	0.2
700,000		Burlington Northern Santa Fe LLC, 3.850%, 09/01/2023	697,453	0.1
381,000		Canadian Pacific Railway Co., 3.000%, 12/02/2041	305,003	0.0
295,000		FedEx Corp., 4.900%, 01/15/2034	294,944	0.0
500,000		Lockheed Martin Corp., 4.150%, 06/15/2053	455,185	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

459,000		Norfolk Southern Corp., 3.400%, 11/01/2049	337,737	0.0
1,405,000		Norfolk Southern Corp., 3.850%, 01/15/2024	1,383,958	0.1
345,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	327,584	0.0
262,000		Rockwell Automation, Inc., 1.750%, 08/15/2031	213,959	0.0
701,000		Trimble, Inc., 6.100%, 03/15/2033	708,461	0.1
970,000		Union Pacific Corp., 3.200%, 05/20/2041	782,777	0.1
157,000		Union Pacific Corp., 3.646%, 02/15/2024	154,737	0.0
375,000		Union Pacific Corp., 3.839%, 03/20/2060	305,237	0.0
730,000		Union Pacific Corp., 4.150%, 01/15/2045	629,438	0.1
330,000		United Parcel Service, Inc., 3.400%, 11/15/2046	264,481	0.0
			9,417,866	0.9

		Technology: 1.1%
435,000		Apple, Inc., 3.350%, 02/09/2027	425,046	0.0
1,030,000	(3)	Broadcom, Inc., 3.469%, 04/15/2034	846,716	0.1
242,000		Dell International LLC / EMC Corp., 5.450%, 06/15/2023	241,919	0.0
2,025,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	2,079,318	0.2
9,000		Dell International LLC / EMC Corp., 8.350%, 07/15/2046	10,978	0.0
1,630,000		Fiserv, Inc., 3.800%, 10/01/2023	1,615,092	0.2
1,152,000		Marvell Technology, Inc., 2.450%, 04/15/2028	1,009,549	0.1
170,000		Micron Technology, Inc., 3.366%, 11/01/2041	120,689	0.0
200,000		Micron Technology, Inc., 4.663%, 02/15/2030	192,124	0.0
649,000		Microsoft Corp., 3.500%, 02/12/2035	617,588	0.1
795,000		NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	797,574	0.1
985,000		Oracle Corp., 3.600%, 04/01/2040	765,388	0.1
1,000,000		Salesforce, Inc., 2.700%, 07/15/2041	752,003	0.1
341,000		Take-Two Interactive Software, Inc., 3.700%, 04/14/2027	330,029	0.0
285,000		Texas Instruments, Inc., 2.625%, 05/15/2024	278,536	0.0
1,441,000		VMware, Inc., 1.000%, 08/15/2024	1,360,412	0.1
502,000		Workday, Inc., 3.500%, 04/01/2027	480,634	0.0
			11,923,595	1.1

		Utilities: 0.5%
620,000	(3)	Electricite de France SA, 4.875%, 01/22/2044	532,803	0.1
345,000		Georgia Power Co., 3.700%, 01/30/2050	268,652	0.0
989,000		National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	846,261	0.1
703,000		NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/2027	672,694	0.1
760,000		NiSource, Inc., 4.375%, 05/15/2047	661,340	0.1
605,000		Oglethorpe Power Corp., 4.550%, 06/01/2044	502,176	0.0
667,000		Sempra Energy, 3.800%, 02/01/2038	575,770	0.1
529,000		Xcel Energy, Inc., 0.500%, 10/15/2023	516,194	0.0
274,000		Xcel Energy, Inc., 3.500%, 12/01/2049	211,353	0.0
			4,787,243	0.5

	Total Corporate Bonds/Notes
	(Cost $137,032,381)		125,961,337	12.0

MUNICIPAL BONDS: 0.0%
		Georgia: 0.0%
313,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/2057	347,049	0.0

	Total Municipal Bonds
	(Cost $313,000)		347,049	0.0

U.S. TREASURY OBLIGATIONS: 10.3%
		U.S. Treasury Bonds: 0.0%
425,000	(4)	4.500%,02/15/2036	472,937	0.0

		U.S. Treasury Notes: 10.3%
1,723,900		3.500%,02/15/2033	1,726,728	0.2
7,603,700		3.875%,02/15/2043	7,673,203	0.7
28,839,200	(4)	4.000%,02/29/2028	29,363,037	2.8
17,459,000		4.000%,02/28/2030	17,922,755	1.7
4,116,500		4.000%,11/15/2052	4,369,922	0.4
13,849,000	(4)	4.625%,02/28/2025	13,984,785	1.4
31,371,000		4.625%,03/15/2026	32,087,876	3.1
			107,128,306	10.3

	Total U.S. Treasury Obligations
	(Cost $105,712,558)		107,601,243	10.3

CONVERTIBLE BONDS/NOTES: 8.7%
		Communications: 2.5%
5,066,000	(6)	Airbnb, Inc., 4.540%, 03/15/2026	4,442,882	0.4
438,000		Booking Holdings, Inc., 0.750%, 05/01/2025	658,052	0.1
2,761,000		Cable One, Inc., 1.125%, 03/15/2028	2,032,096	0.2
5,339,000	(6)	Cable One, Inc., 8.110%, 03/15/2026	4,239,166	0.4
168,000		DISH Network Corp., 3.375%, 08/15/2026	87,360	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

3,035,000	(3)	Liberty Broadband Corp., 3.125%, 03/31/2053	2,981,887	0.3
2,950,000		Liberty Latin America Ltd., 2.000%, 07/15/2024	2,730,840	0.3
298,000	(3)	Liberty Media Corp.-Liberty Formula One, 2.250%, 08/15/2027	321,332	0.0
1,577,000	(3)	Match Group Financeco 2, Inc., 0.875%, 06/15/2026	1,412,975	0.1
1,560,000	(3)	Match Group Financeco 3, Inc., 2.000%, 01/15/2030	1,338,509	0.1
3,298,000		Shopify, Inc., 0.125%, 11/01/2025	2,915,432	0.3
3,226,000		Snap, Inc., 0.750%, 08/01/2026	2,967,113	0.3
338,000		TripAdvisor, Inc., 0.250%, 04/01/2026	278,681	0.0
			26,406,325	2.5

		Consumer, Cyclical: 0.2%
1,697,000		JetBlue Airways Corp., 0.500%, 04/01/2026	1,310,084	0.1
1,154,000		Spirit Airlines, Inc., 1.000%, 05/15/2026	935,317	0.1
			2,245,401	0.2

		Consumer, Non-cyclical: 2.5%
3,300,000	(3)	Alnylam Pharmaceuticals, Inc., 1.000%, 09/15/2027	3,310,092	0.3
4,428,000		Block, Inc., 0.125%, 03/01/2025	4,253,094	0.4
4,845,000		Halozyme Therapeutics, Inc., 0.250%, 03/01/2027	4,130,396	0.4
560,000	(3)	Halozyme Therapeutics, Inc., 1.000%, 08/15/2028	530,600	0.0
4,310,000		Integra LifeSciences Holdings Corp., 0.500%, 08/15/2025	4,213,390	0.4
1,699,000		Jazz Investments I Ltd., 2.000%, 06/15/2026	1,890,137	0.2
586,000	(3)	Lantheus Holdings, Inc., 2.625%, 12/15/2027	762,124	0.1
2,257,000		Neurocrine Biosciences, Inc., 2.250%, 05/15/2024	3,050,336	0.3
3,240,000	(4)	Pacira BioSciences, Inc., 0.750%, 08/01/2025	2,978,775	0.3
1,264,000	(3)	Tandem Diabetes Care, Inc., 1.500%, 05/01/2025	1,158,070	0.1
			26,277,014	2.5

		Energy: 0.2%
1,995,000	(3)	Northern Oil and Gas, Inc., 3.625%, 04/15/2029	2,139,626	0.2

		Industrial: 0.3%
3,162,000	(4)	John Bean Technologies Corp., 0.250%, 05/15/2026	2,897,973	0.3

		Technology: 2.5%
5,205,000	(6)	Dropbox, Inc., 3.760%, 03/01/2026	4,673,877	0.4
6,383,000	(4)	Microchip Technology, Inc., 0.125%, 11/15/2024	7,157,386	0.7
850,000	(3)	NextGen Healthcare, Inc., 3.750%, 11/15/2027	842,526	0.1
7,770,000		Splunk, Inc., 1.125%, 06/15/2027	6,678,315	0.6
3,012,000		Western Digital Corp., 1.500%, 02/01/2024	2,918,628	0.3
4,224,000	(3)	Wolfspeed, Inc., 1.875%, 12/01/2029	3,761,472	0.4
			26,032,204	2.5

		Utilities: 0.5%
4,571,000	(3)	PPL Capital Funding, Inc., 2.875%, 03/15/2028	4,610,701	0.5

	Total Convertible Bonds/Notes
	(Cost $93,422,561)		90,609,244	8.7

EQUITY-LINKED NOTES: 1.1%
		Financial: 1.1%
5,900,000	(6),(7)	GS Finance Corp (Guarantor: The Goldman Sachs Group, Inc.) Exchangeable Basket (Basket of 5 Common Stocks), 0.480%, 07/19/2029	5,725,950	0.6
5,893,000	(6),(7)	GS Finance Corp (Guarantor: The Goldman Sachs Group, Inc.) Exchangeable Basket (Basket of 5 Common Stocks), 0.610%, 07/30/2029	5,671,423	0.5

	Total Equity-Linked Notes
	(Cost $11,793,000)		11,397,373	1.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
		Federal National Mortgage Association: 0.1%(8)
915,000		6.625%,11/15/2030	1,084,729	0.1

	Total U.S. Government Agency Obligations
	(Cost $991,338)		1,084,729	0.1

	Total Long-Term Investments
	(Cost $941,130,402)		1,019,053,496	97.6

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.3%
		Repurchase Agreements: 3.6%
10,459,043	(9)	Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $10,463,187, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $10,668,224, due 11/01/49-02/01/51)	10,459,043	1.0
8,112,906	(9)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/23, 4.83%, due 04/03/23 (Repurchase Amount $8,116,127, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $8,275,164, due 04/25/23-02/20/73)	8,112,906	0.8
3,626,225	(9)	Citadel Securities LLC, Repurchase Agreement dated 03/31/23, 4.88%, due 04/03/23 (Repurchase Amount $3,627,679, collateralized by various U.S. Government Securities, 0.000%-5.375%, Market Value plus accrued interest $3,700,254, due 04/04/23-02/15/53)	3,626,225	0.4
1,130,163	(9)	Citigroup, Inc., Repurchase Agreement dated 03/31/23, 4.81%, due 04/03/23 (Repurchase Amount $1,130,610, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $1,152,766, due 12/26/24-03/20/53)	1,130,163	0.1
10,459,043	(9)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $10,463,187, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $10,668,224, due 04/06/23-02/20/53)	10,459,043	1.0
3,445,439	(9)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/23, 4.91%, due 04/03/23 (Repurchase Amount $3,446,829, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,514,349, due 07/15/25-02/15/51)	3,445,439	0.3

	Total Repurchase Agreements
	(Cost $37,232,819)		37,232,819	3.6

		Time Deposits: 0.6%
1,070,000	(9)	Barclays Bank PLC, 4.840%, 04/03/2023	1,070,000	0.1
1,070,000	(9)	Canadian Imperial Bank of Commerce, 4.800%, 04/03/2023	1,070,000	0.1
1,070,000	(9)	HSBC Holdings PLC, 4.880%, 04/03/2023	1,070,000	0.1
1,070,000	(9)	Landesbank Baden-Wurttemberg, 4.820%, 04/03/2023	1,070,000	0.1
1,070,000	(9)	Royal Bank of Canada, 4.810%, 04/03/2023	1,070,000	0.1
1,070,000	(9)	Svenska Handelsbanken AB, 4.770%, 04/03/2023	1,070,000	0.1

	Total Time Deposits
	(Cost $6,420,000)		6,420,000	0.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.1%
21,639,280	(10)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.720%
		(Cost $21,639,280)	21,639,280	2.1

	Total Short-Term Investments
	(Cost $65,292,099)		65,292,099	6.3

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Total Investments in Securities (Cost $1,006,422,501)	$1,084,345,595	103.9
Liabilities in Excess of Other Assets	(40,897,913)	(3.9)
Net Assets	$1,043,447,682	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Preferred Stock may be called prior to convertible date.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Security, or a portion of the security, is on loan.
(5)	Variable rate security. Rate shown is the rate in effect as of March 31, 2023.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2023.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(9)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(10)	Rate shown is the 7-day yield as of March 31, 2023.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock
Communication Services	$47,827,418	$–	$–	$47,827,418
Consumer Discretionary	51,687,972	–	–	51,687,972
Consumer Staples	32,690,624	9,539,363	–	42,229,987
Energy	70,438,434	–	–	70,438,434
Financials	141,355,936	–	–	141,355,936
Health Care	103,051,688	19,870,659	–	122,922,347
Industrials	81,577,674	–	–	81,577,674
Information Technology	75,144,824	–	–	75,144,824
Materials	13,384,873	–	–	13,384,873
Real Estate	15,486,104	–	–	15,486,104
Utilities	9,794,943	–	–	9,794,943
Total Common Stock	642,440,490	29,410,022	–	671,850,512
Preferred Stock	6,463,934	3,738,075	–	10,202,009
Corporate Bonds/Notes	–	125,961,337	–	125,961,337
Municipal Bonds	–	347,049	–	347,049
Convertible Bonds/Notes	–	90,609,244	–	90,609,244
U.S. Government Agency Obligations	–	1,084,729	–	1,084,729
Equity-Linked Notes	–	–	11,397,373	11,397,373
U.S. Treasury Obligations	–	107,601,243	–	107,601,243
Short-Term Investments	21,639,280	43,652,819	–	65,292,099
Total Investments, at fair value	$670,543,704	$402,404,518	$11,397,373	$1,084,345,595
Other Financial Instruments+
Forward Foreign Currency Contracts	–	112	–	112
Total Assets	$670,543,704	$402,404,630	$11,397,373	$1,084,345,707
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(185,658)	$–	$(185,658)
Total Liabilities	$–	$(185,658)	$–	$(185,658)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended March 31, 2023:

Equity-Linked Notes*
Assets:
Beginning balance at December 31, 2022	$11,282,544
Purchases	-
Sales	-
Accrued discounts/(premiums)	-
Total realized gain (loss)	-
Net change in unrealized appreciation (depreciation)**	114,829
Transfers into Level 3	-
Transfers out of Level 3	-
Ending balance at March 31, 2023	11,397,373
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of March 31, 2023**	$114,829

* Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Portfolio does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

** Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at March 31, 2023. may be due to securities no longer held or categorized as Level 3 at period end.

At March 31, 2023, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	174,199	EUR	160,413	State Street Bank and Trust Co.	04/28/23	$(2)
USD	149,676	EUR	137,792	State Street Bank and Trust Co.	04/28/23	40
USD	320,262	EUR	296,399	State Street Bank and Trust Co.	04/28/23	(1,614)
USD	2,057,899	EUR	1,907,822	State Street Bank and Trust Co.	04/28/23	(13,912)
USD	130,262	EUR	119,885	State Street Bank and Trust Co.	04/28/23	72
USD	223,716	GBP	182,058	State Street Bank and Trust Co.	04/28/23	(983)
USD	8,270,165	EUR	7,660,639	State Street Bank and Trust Co.	04/28/23	(48,952)
USD	121,058	GBP	99,232	State Street Bank and Trust Co.	04/28/23	(1,415)
USD	10,245,669	GBP	8,397,607	State Street Bank and Trust Co.	04/28/23	(118,780)
						$(185,546)

Currency Abbreviations
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,011,113,056.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$130,916,194
Gross Unrealized Depreciation	(57,864,624)
Net Unrealized Appreciation	$73,051,570